Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) (10-K) - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Payables and Accruals [Abstract]
Accrued audit fees	$ 8,800	$ 12,500	$ 12,500
Other payable and accrued liabilities		11,069	2,786
Share subscriptions received in advance		18,097
Total payables and accrued liabilities	$ 175,812	$ 41,666	$ 15,286